Schedule of Warrants and Notes Measured at Fair Value (Details) $ in Thousands	9 Months Ended
Sep. 30, 2024 USD ($)
Business Combination Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance, December 31, 2023	$ 9
Changes in fair value	17
Balance, September 30, 2024	26
P I P E Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance, December 31, 2023	14
Changes in fair value	(12)
Balance, September 30, 2024	2
P I P E Notes [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance, December 31, 2023	1,637
Additions
Changes in fair value	(44)
Balance, September 30, 2024	1,593
Yorkville Note [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance, December 31, 2023
Additions	1,350
Changes in fair value	561
Balance, September 30, 2024	1,911
Yorkville Standby Equity Purchase Agreement [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance, December 31, 2023
Additions	160
Changes in fair value	(160)
Balance, September 30, 2024